LEASE LIABILITIES - Repayments (Details) $ in Millions	Dec. 31, 2019 CAD ($)
2020
LEASE LIABILITIES
Repayments of lease liabilities	$ 34.0
2021
LEASE LIABILITIES
Repayments of lease liabilities	26.1
2022
LEASE LIABILITIES
Repayments of lease liabilities	20.5
2023
LEASE LIABILITIES
Repayments of lease liabilities	17.6
2024
LEASE LIABILITIES
Repayments of lease liabilities	13.0
2025 and thereafter
LEASE LIABILITIES
Repayments of lease liabilities	$ 59.3